FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 500,344	$ 697,452
Other non-current financial liabilities	3,778,567	3,870,914
Other financial liabilities	4,278,911	4,568,366
Trade and other current payables	728,554	541,722
Trade and other non-current payables	0	0
Trade and other payables	728,554	541,722
Current financial liabilities	1,228,898	1,239,174
Non-current financial liabilities	3,778,567	3,870,914
Financial liabilities	4,166,535	4,454,380	$ 4,405,444
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	148,778	196,001
Trade and other current payables	728,550	515,202
Current financial liabilities	877,328	711,203
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	351,566	501,451
Trade and other current payables	4	26,520
Current financial liabilities	351,570	527,971
Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,455,641	2,020,484
Trade and other non-current payables	0	0
Non-current financial liabilities	1,455,641	2,020,484
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	2,322,926	1,850,430
Trade and other non-current payables	0	0
Non-current financial liabilities	2,322,926	1,850,430
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	62,994	460,976
Other non-current financial liabilities	3,239,691	2,991,682
Other financial liabilities	3,302,685	3,452,658
Financial liabilities	1,244,939	1,130,679
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	28,013	51,874
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	34,981	409,102
Bonds obligations [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,054,926	1,233,603
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	2,184,765	1,758,079
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	392,872	195,623
Other non-current financial liabilities	465,585	718,735
Other financial liabilities	858,457	914,358
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	110,700	134,140
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	282,172	61,483
Bank Borrowings [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	327,424	626,384
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	138,161	92,351
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	717,346	537,891
Trade and other non-current payables	0	0
Trade and other payables	717,346	537,891
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	717,342	511,371
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	4	26,520
Trade and other payables [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	11,208	3,831
Trade and other non-current payables	0	0
Trade and other payables	11,208	3,831
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	11,208	3,831
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0	0
Accounts payable to related companies [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	44,341	40,400
Other non-current financial liabilities	68,035	73,586
Other financial liabilities	112,376	113,986
Finance lease [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	9,928	9,534
Finance lease [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	34,413	30,866
Finance lease [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	68,035	73,586
Finance lease [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	137	453
Other non-current financial liabilities	5,256	86,911
Other financial liabilities	5,393	87,364
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	137	453
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0	0
Swap and forward [Member] | Later than one year and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	5,256	86,911
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	$ 0	$ 0